CONSOLIDATING SUMMARY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Schedule of consolidated balance sheet

	Kinross Gold Corp.		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments(a)		Consolidated
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Current assets	$1,434.8	$878.5	$2,590.0	$2,806.0	$4,435.3	$3,847.4	$(5,171.6)	$(5,405.2)	$3,288.5	$2,126.7
Non-current assets	8,282.5	8,792.3	5,941.8	5,667.5	26,877.2	31,105.3	(31,978.9)	(36,826.2)	9,122.6	8,738.9
Current liabilities	261.3	449.2	2,082.6	1,521.3	4,227.3	4,494.8	(5,171.6)	(5,405.2)	1,399.6	1,060.1
Non-current liabilities	880.0	2,360.0	1,025.9	1,140.5	1,022.3	3,460.5	(610.8)	(4,156.1)	2,317.4	2,804.9

Schedule of consolidated statement of operations

	Kinross Gold Corp.		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments(a)		Consolidated
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Revenue	$5,140.2	$3,538.8	$4,595.3	$3,266.1	$1,859.6	$1,559.9	$(4,544.0)	$(3,216.0)	$7,051.1	$5,148.8
Net earnings (loss) attributable to common shareholders	2,390.1	948.8	1,667.8	457.3	9,021.1	2,349.1	(10,688.9)	(2,806.4)	2,390.1	948.8
(a)

Consolidation adjustments represent the necessary amounts to eliminate the intercompany balances between the Company, the guarantor subsidiaries and other subsidiaries to arrive at the information for the Company on a consolidated basis.